UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22756

Advisors Preferred Trust
(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD	20850
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2734

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)

Spectrum Active Advantage Fund

Investor Class (SAPEX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spectrum Active Advantage Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund  and its performance at www.thespectrumfunds.com/fund-documents. You can also request this information by contacting us at (866) 862-9686.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$88	1.78%Footnote Reference
Footnote	Description
Footnote	(Annualized)

How did the Fund perform during the reporting period?

The Spectrum Active Advantage Fund declined by -2.33% from October 1, 2025-March 31, 2026. The S&P 500 Total Return Index fell by -1.79 % for the same period.

Narrow leadership within large-cap equities in October preceded their path of consolidation and contraction in November.  Markets reversed after the large monthly decline on November 20th, and recovered much of their previous lost ground, this time with broader participation.  The Fund held a mixture of alternative and non-correlated funds, including long/short and market neutral funds that performed well during November.  Core S&P-related investments were maintained.  The Federal Reserve lowered the Federal Funds target rate by 25 basis points in December, despite mixed views among the FOMC board members.  Equity markets reacted to the inconsistent message.  Major indexes were choppy around narrow ranges during the month.  The Fund maintained its positioning in December and, as in the previous months, engaged in tactical trades.

Equity markets saw a rotation in January out of large-cap stocks and into mid- and small-cap equities. Equity-related alternative funds appeared to struggle with the rotation, and the Fund reduced its position in these instruments, re-allocating to a small-cap equity position. In February, the S&P Index, the Small-cap Russell 2000, and the NASDAQ 100 Index were stuck in tight trading ranges, posting losses for the month. The S&P Mid-cap 400 Index, the Equal Weight S&P 5000 Index, and foreign markets rose. This market divergence caused volatility levels, as measured by the CBOE Volatility Index, to rise to their highest readings since November 2025. The Fund held a diversified portfolio of long/short and market neutral funds, with core S&P leaning toward equal weight. Major US equity markets were under pressure in March, as investors faced risks tied to the Middle East conflict and the rapid rise in oil prices. The portfolio manager made moderate defensive adjustments in the Fund.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Spectrum Active Advantage Fund - $17,602
S&P 500® Index - $37,339
$40,000
$30,000
$20,000
$10,000
$0
$37,339
$17,602
Jun-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Spectrum Active Advantage Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Mar-2016	$9,401	$9,932
Mar-2017	$10,446	$11,638
Mar-2018	$11,936	$13,266
Mar-2019	$12,347	$14,526
Mar-2020	$12,244	$13,512
Mar-2021	$19,387	$21,127
Mar-2022	$18,296	$24,432
Mar-2023	$13,746	$22,544
Mar-2024	$15,413	$29,280
Mar-2025	$15,926	$31,696
Mar-2026	$17,602	$37,339

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
Spectrum Active Advantage Fund	-2.33%	10.53%	-1.91%	6.47%
S&P 500® Index	-1.79%	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 862-9686.

Fund Statistics

Table Summary
Net Assets	$10,038,157
Number of Portfolio Holdings	12
Advisory Fee	$78,519
Portfolio Turnover	313%

Investment Model Exposure 1.63 (1=100%) (value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Table Summary
Value	Value
Market Neutral	31.37
Long/Short	27.24
S&P 500 Index	19.38
Tactical Equity	11.62
Alternatives	10.31
Cash Management	0.08

What did the Fund invest in?

Portfolio Allocation (% of total (including notional) exposure)

Table Summary
Cash Management	0.08%
Alternatives	10.31%
Market Neutral	31.37%
Long/Short	27.24%
S&P 500 Index	19.38%
Tactical Equity	11.62%
100.00%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.620%, 06/11/26	25.7%
United States Treasury Bill, 3.620%, 06/18/26	13.7%
Invesco S&P 500 Equal Weight ETF	9.6%
United States Treasury Bill, 3.610%, 05/07/26	9.1%
Fidelity Government Portfolio Class I, 3.520%,	7.5%
First American Government Obligations Fund Class Z, 3.534%,	7.5%
Ambassador Fund	5.2%
Victory Pioneer CAT Bond Fund Class R6	5.2%
iShares S&P 100 ETF	5.1%

The Fund holds the following cash futures position and swaps on mutual funds:  $1,642,688 CME E-Mini Standard & Poor's 500 Index, $3.15 million AQR Equity Market Neutral Fund and $2.73 million AQR Long-Short Equity Fund.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund’s holdings.

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Spectrum Active Advantage Fund - Investor (SAPEX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.thespectrumfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SAPEX

Spectrum Low Volatility Fund

Investor Class (SVARX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spectrum Low Volatility Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund  and its performance at www.thespectrumfunds.com/fund-documents. You can also request this information by contacting us at (866) 862-9686.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$122	2.42%Footnote Reference
Footnote	Description
Footnote	(Annualized)

How did the Fund perform during the reporting period?

The Spectrum Low Volatility Fund returned 2.32% from October 1, 2025-March 31, 2026. The Bloomberg US Aggregate Bond Index returned 1.05% for the same period.

The Federal Reserve cut the federal funds rate by 25 basis points at the October FOMC meeting. Treasury rates fell to six-month lows early in the month, but edged back. The Fund reduced high yield exposure to minimal levels and floating rate/senior loan investments were sold to cash. It increased exposure in low volatility “Bond/Other” categories and in non-bond investments. As signs of stabilization became more evident in November, high yield and other economically sensitive bonds were added. Preferred stock holdings were tactically trimmed but then added back and increased. Treasury prices came under modest pressure in December. Uptrends remained stable in high yield, floating rate, and global bonds. Preferred stocks also held favorable trends. The rate was cut by 25 basis points in December despite mixed views from the FOMC board members. The Fund increased its global bond, preferred stock and alternative holdings.

The Federal Reserve held interest rates steady at their January FOMC meeting. Outside of Treasuries, which were volatile, most other bond sectors traded in tighter ranges. Non-US bonds were the exception. The Fund reduced high yield, securitized credit, preferred stock holdings and investments in the Bond/Other category; and increased positions in Emerging/Global bonds. Economic indicators in February pointed to an economy that was neither too hot nor too cold. Global bond markets continued to build on positive trends. The Fund trimmed its high yield exposure as well as its Global/Emerging bond holdings. Municipal bond and Bond/Other exposure was increased. Geopolitical turmoil in the Middle East created significant headwinds for markets in March. The surge in oil prices brought renewed inflationary concerns and fears of economic slowdown. The Federal reserve held rates steady. The Fund took defensive measures, sharpy reducing exposure versus prior month levels. The Fund closed the period with a relatively defensive stance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Spectrum Low Volatility Fund - $19,466
Bloomberg U.S. Aggregate Bond Index - $11,835
Morningstar LSTA U.S. Leveraged Loan 100 Index - $17,018
$20,000
$15,000
$10,000
$5,000
$0
$19,466
$17,018
$11,835
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Spectrum Low Volatility Fund	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA U.S. Leveraged Loan 100 Index
Mar-2016	$10,000	$10,000	$10,000
Mar-2017	$11,559	$10,044	$10,904
Mar-2018	$12,107	$10,165	$11,334
Mar-2019	$12,674	$10,620	$11,677
Mar-2020	$13,357	$11,569	$11,077
Mar-2021	$16,496	$11,651	$12,769
Mar-2022	$16,615	$11,168	$13,062
Mar-2023	$16,328	$10,633	$13,379
Mar-2024	$17,881	$10,814	$15,005
Mar-2025	$18,435	$11,342	$16,065
Mar-2026	$19,466	$11,835	$17,018

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
Spectrum Low Volatility Fund	2.32%	5.59%	3.37%	6.89%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.05%	4.35%	0.31%	1.70%
Morningstar LSTA U.S. Leveraged Loan 100 Index	1.05%	5.94%	5.91%	5.46%
Footnote	Description
Footnote*	The Fund's primary broad based securities market index was changed to comply with regulatory requirements.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 862-9686.

Fund Statistics

Table Summary
Net Assets	$169,160,826
Number of Portfolio Holdings	13
Advisory Fee	$1,914,217
Portfolio Turnover	155%

Investment Model Exposure 1.37 (1=100%) (value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Table Summary
Value	Value
Securitized Credit Bond	33.57
Bond/Other	31.36
Cash Management	25.05
High Yield Bond	10.02
Preferred Securities	0.00
Floating Rate Bond	0.00
Municipal Bond	0.00
Global Bond	0.00
Government	0.00
Mortgage Backed	0.00

What did the Fund invest in?

Portfolio Allocation (% of total (including notional) exposure)

Table Summary
High Yield Bond	10.02%
Global Bond	0.00%
Floating Rate Bond	0.00%
Securitized Credit Bond	33.57%
Municipal Bond	0.00%
Government	0.00%
Mortgage Backed	0.00%
Preferred Securities	0.00%
Bond/Other	31.36%
Cash Management	25.05%
100.00%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.630%, 06/04/26	20.7%
Fidelity Government Portfolio Class I, 3.520%,	14.9%
United States Treasury Bill, 3.620%, 06/11/26	14.8%
Nationwide Strategic Income Fund Class R6	11.3%
Victory Pioneer CAT Bond Fund Class R6	10.1%
United States Treasury Bill, 3.620%, 06/25/26	7.6%
Axonic Strategic Income Fund Class I	6.3%
Holbrook Structured Income Fund Class I	5.8%
United States Treasury Bill, 3.500%, 04/23/26	4.3%

The Fund generally invests its assets in the above ten categories. A zero "0" indicates no assets for this category as of the end of the reporting period. In addition to the top ten cash holdings, significant exposure in the Fund was attained by the following swaps on mutual funds: $19.2 million Holbrook Income Fund, $17.0  million iShares Flexible Income Active ETF, $17.0 million PIMCO Multisector Bond Active ETF and $16.9 million iShares iBoxx $ High Yield Corporate Bond ETF.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Spectrum Low Volatility Fund - Investor (SVARX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.thespectrumfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SVARX

Spectrum Unconstrained Fund - Investor Class (SUNBX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spectrum Unconstrained Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund  and its performance at www.thespectrumfunds.com/fund-documents. You can also request this information by contacting us at (866) 862-9686.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$124	2.46%Footnote Reference
Footnote	Description
Footnote	(Annualized)

How did the Fund perform during the reporting period?

The Spectrum Unconstrained Fund returned 1.43% from October 1, 2025—March 31, 2026. The Bloomberg US Aggregate Bond Index returned 1.05% for the same period. It was a very volatile period with a modest uptrend ending the fourth quarter of last year before the Iran conflict began in March. The fund was heavily invested in emerging market bonds early in 2026 and had an unrealized profit of over 5% from October 1, 2025, until the conflict caused foreign currencies to drop suddenly and take back some of the gain. Emerging market bonds were eliminated from the portfolio and the Fund decreased leverage. Cash remains in defensive mode due to increasing interest rates as bond prices decline. This increased cash position in the portfolio will wait for a more opportune time to get reinvested at higher yields. Active management continues to meet the objective of participating returns while practicing risk management.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Spectrum Unconstrained Fund - $11,642
Bloomberg U.S. Aggregate Bond Index - $10,073
Morningstar LSTA U.S. Leveraged Loan 100 Index - $13,283
$15,000
$10,000
$5,000
$0
$13,283
$11,642
$10,073
Apr-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Spectrum Unconstrained Fund	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA U.S. Leveraged Loan 100 Index
Apr-2021	$10,000	$10,000	$10,000
Mar-2022	$9,847	$9,505	$10,195
Mar-2023	$10,021	$9,050	$10,442
Mar-2024	$10,663	$9,204	$11,711
Mar-2025	$10,938	$9,653	$12,538
Mar-2026	$11,642	$10,073	$13,283

Average Annual Total Returns

Table Summary
	6 Months	1 Year	Since Inception (April 16, 2021)
Spectrum Unconstrained Fund	1.43%	6.44%	3.12%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.05%	4.35%	0.15%
Morningstar LSTA U.S. Leveraged Loan 100 Index	1.05%	5.94%	5.90%
Footnote	Description
Footnote*	The Fund's primary broad based securities market index was changed to comply with regulatory requirements.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 862-9686.

Fund Statistics

Table Summary
Net Assets	$6,707,934
Number of Portfolio Holdings	11
Advisory Fee	$69,153
Portfolio Turnover	277%

Investment Model Exposure 1.39 (1=100%) (value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Table Summary
Value	Value
Alternatives	24.50
Cash Management	20.52
Municipal Bond	19.95
High Yield Bond	14.99
Bond/Other	10.04
Securitized Credit	10.00
Market Neutral	0.00
Floating Rate Bond	0.00

What did the Fund invest in?

Portfolio Allocation (% of total (including notional) exposure)

Table Summary
High Yield Bond	14.99%
Floating Rate Bond	0.00%
Municipal Bond	19.95%
Bond/Other	10.04%
Cash Management	20.52%
Alternatives	24.50%
Securitized Credit	10.00%
Market Neutral	0.00%
100.00%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.630%, 06/04/26	25.1%
United States Treasury Bill, 3.620%, 06/11/26	23.1%
Miller Market Neutral Income Fund Class I	14.5%
Victory Pioneer CAT Bond Fund Class R6	10.0%
Holbrook Income Fund Class I	10.0%
Fidelity Government Portfolio Class I, 3.520%,	7.2%
First American Government Obligations Fund Class Z, 3.534%,	7.2%

The Fund generally invests its assets in the above eight categories. A zero "0" indicates no assets for this category as of the end of the reporting period. In addition to the top ten cash holdings, significant exposure in the Fund was attained by the following swaps on mutual funds: $1,005,586 iShares iBoxx $ High Yield Corporate Bond ETF, $673,340 PIMCO Multisector Bond Active ETF, $669,370 Franklin Dynamic Municipal Bond ETF and $669,062 VanEck High Yield Muni ETF. Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings..  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund’s holdings.

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Spectrum Unconstrained Fund - Investor Class (SUNBX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.thespectrumfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SUNBX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	[Long Form Financial Statements]

Spectrum Low Volatility Fund
Spectrum Active Advantage Fund
Spectrum Unconstrained Fund

Semi-Annual Financial Statements
and Additional Information

March 31, 2026

Investor Information: 1-866-862-9686

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Spectrum Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ceros Financial Services, Inc.
Member FINRA

SPECTRUM LOW VOLATILITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2026

Shares				Fair Value
	OPEN END FUNDS — 33.5%
	ALTERNATIVE - 10.0%
1,527,403	Victory Pioneer CAT Bond Fund, Class R6			$17,015,274

	FIXED INCOME - 23.5%
1,204,696	Axonic Strategic Income Fund, Class I			10,721,794
1,011,130	Holbrook Structured Income Fund, Class I			9,848,410
1,892,577	Nationwide Strategic Income Fund, Class R6			19,152,879
				39,723,083

	TOTAL OPEN-END FUNDS (Cost $56,817,099)			56,738,357

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 47.4%
	U.S. TREASURY BILLS — 47.4%
7,276,000	United States Treasury Bill(a)	3.5000	04/23/26	7,259,864
35,311,000	United States Treasury Bill(a)	3.6300	06/04/26	35,084,303
25,224,000	United States Treasury Bill(a)	3.6200	06/11/26	25,045,109
12,910,000	United States Treasury Bill(a)	3.6200	06/25/26	12,800,773
				80,190,049

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $80,198,668)			80,190,049

Shares
	SHORT-TERM INVESTMENTS — 14.9%
	MONEY MARKET FUND - 14.9%
25,196,329	Fidelity Government Portfolio, Class I, 3.52% (Cost $25,196,329)(b)			25,196,329

	TOTAL INVESTMENTS - 95.8% (Cost $162,212,096)			$162,124,735
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%			7,036,091
	NET ASSETS - 100.0%			$169,160,826

(a)	Zero coupon bond; rate disclosed is the effective yield as of March 31, 2026.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

SPECTRUM LOW VOLATILITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at March 31, 2026	Interest Rate Payable (1)(2)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
1,969,072	Holbrook Income Fund, Class I*	$19,198,454	USD FED plus 165 bp	6/30/2026	CIBC	$—
327,600	iShares Flexible Income Active ETF	17,012,268	USD OBFR plus 55 bp	4/27/2026	NGFP	37,772
213,000	iShares iBoxx $High Yield Corporate Bond ETF	16,946,280	USD OBFR plus 55 bp	4/27/2026	NGFP	(9,585)
647,500	PIMCO Multisector Bond Active ETF	16,964,500	USD OBFR plus 55 bp	4/27/2026	NGFP	(9,648)

					Total:	$18,539

CIBC - Canadian Imperial Bank of Commerce

FED - Federal Funds Effective Rate

NGFP - Nomura Global Financial Products, Inc.

OBFR - Overnight Bank Funding Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

(2)	Payment frequency quarterly.

*	Swap contract reset at March 31, 2026

See accompanying notes to financial statements.

SPECTRUM ACTIVE ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 14.6%
	EQUITY - 14.6%
5,000	Invesco S&P 500 Equal Weight ETF			$959,600
1,600	iShares S&P 100 ETF			508,912
				1,468,512

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,481,167)			1,468,512

	OPEN-END FUNDS — 10.3%
	ALTERNATIVE - 10.3%
51,700	Ambassador Fund			518,034
46,420	Victory Pioneer CAT Bond Fund, Class R6			517,116
				1,035,150

	TOTAL OPEN-END FUNDS (Cost $1,072,088)			1,035,150

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 48.5%
	U.S. TREASURY BILLS — 48.5%
913,000	United States Treasury Bill(a)	3.6100	05/07/26	909,672
2,597,000	United States Treasury Bill(a)	3.6200	06/11/26	2,578,583
1,387,000	United States Treasury Bill(a)	3.6200	06/18/26	1,376,211
				4,864,466

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,864,870)			4,864,466

Shares
	SHORT-TERM INVESTMENTS — 15.0%
	MONEY MARKET FUNDS - 15.0%
751,381	Fidelity Government Portfolio, Class I, 3.52%(b)			751,381
751,380	First American Government Obligations Fund, Class Z, 3.53%(b)			751,380
	TOTAL MONEY MARKET FUNDS (Cost $1,502,761)			1,502,761

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,502,761)			1,502,761

See accompanying notes to financial statements.

SPECTRUM ACTIVE ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Fair Value
TOTAL INVESTMENTS - 88.4% (Cost $8,920,886)	$8,870,889
OTHER ASSETS IN EXCESS OF LIABILITIES - 11.6%	1,167,268
NET ASSETS - 100.0%	$10,038,157

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
5	CME E-Mini Standard & Poor’s 500 Index Futures	06/22/2026	$1,642,688	$(19,688)

	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Zero coupon bond; rate disclosed is the effective yield as of March 31, 2026.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2026.

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at March 31, 2026	Interest Rate Payable (1)(2)	Termination Date	Counterparty	Unrealized (Depreciation)
Long Position:
259,422	AQR Equity Market Neutral Fund, Class R6	$3,149,378	USD-SOFR plus 165 bp	8/4/2026	NGFP	$(21,833)
131,762	AQR Long-Short Equity Fund, Class R6	2,734,065	USD-SOFR plus 165 bp	8/24/2026	NGFP	(136,531)
					Total:	$(158,364)

NGFP - Nomura Global Financial Products, Inc.

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread

(2)	Payment frequency quarterly.

See accompanying notes to financial statements.

SPECTRUM UNCONSTRAINED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2026

Shares				Fair Value
	OPEN-END FUNDS — 34.5%
	ALTERNATIVE - 10.0%
60,252	Victory Pioneer CAT Bond Fund, Class R6			$671,205

	FIXED INCOME - 24.5%
68,789	Holbrook Income Fund, Class I			670,688
87,847	Miller Market Neutral Income Fund, Class I			972,246
				1,642,934

	TOTAL OPEN-END FUNDS (Cost $2,322,969)			2,314,139

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 48.3%
	U.S. TREASURY BILLS — 48.3%
1,696,000	United States Treasury Bill(a)	3.6300	06/04/26	1,685,112
1,563,000	United States Treasury Bill(a)	3.6200	06/11/26	1,551,915
				3,237,027

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,237,377)			3,237,027

Shares
	SHORT-TERM INVESTMENTS — 14.5%
	MONEY MARKET FUNDS - 14.5%
486,305	Fidelity Government Portfolio, Class I, 3.52%(b)			486,305
486,305	First American Government Obligations Fund, Class Z, 3.53%(b)			486,305
	TOTAL MONEY MARKET FUNDS (Cost $972,610)			972,610

	TOTAL SHORT-TERM INVESTMENTS (Cost $972,610)			972,610

	TOTAL INVESTMENTS - 97.3% (Cost $6,532,956)			$6,523,776
	OTHER ASSETS IN EXCESS OF LIABILITIES — 2.7%			184,158
	NET ASSETS - 100.0%			$6,707,934

(a)	Zero coupon bond; rate disclosed is the effective yield as of March 31, 2026.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

SPECTRUM UNCONSTRAINED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at March 31, 2026	Interest Rate Payable (1)(2)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
27,100	Franklin Dynamic Municipal Bond ETF	$669,370	USD OBFR plus 55 bp	4/27/2026	NGFP	$(2,845)
12,700	iShares iBoxx $High Yield Corporate Bond ETF	1,005,586	USD OBFR plus 55 bp	4/27/2026	NGFP	(699)
25,700	PIMCO Multisector Bond Active ETF	673,340	USD OBFR plus 55 bp	4/27/2026	NGFP	2,362
13,400	VanEck High Yield Muni ETF	669,062	USD OBFR plus 55 bp	4/27/2026	NGFP	(4,355)
						$(5,537)

NGFP - Nomura Global Financial Products, Inc.

OBFR - Overnight Bank Funding Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

(2)	Payment frequency quarterly.

See accompanying notes to financial statements.

Spectrum Funds
Statements of Assets and Liabilities (Unaudited)
March 31, 2026

	Spectrum Low	Spectrum Active	Spectrum
	Volatility Fund	Advantage Fund	Unconstrained Fund
ASSETS
Investment securities:
At cost (including affiliated security of $0, $0, and $0, respectively)	$162,212,096	$8,920,886	$6,532,956
At value (including affiliated security of $0, $0, and $0, respectively)	$162,124,735	$8,870,889	$6,523,776
Segregated cash - collateral for swaps	7,500,010	1,170,000	140,000
Dividend and interest receivable	228,552	5,640	12,539
Receivable for swaps closed	102,810	—	3,439
Unrealized appreciation on swaps	37,772	—	2,362
Receivable for Fund shares sold	8,003	—	—
Deposit with broker for futures	—	191,285	54,694
Receivable for securities sold	—	513,526	—
Prepaid expenses and other assets	12,271	—	—
TOTAL ASSETS	170,014,153	10,751,340	6,736,810

LIABILITIES
Payable for investments purchased	—	508,300	—
Investment advisory fees payable	304,555	13,044	12,411
Payable for Fund shares redeemed	259,292	3,347	267
Payable for swaps	176,460	—	—
Payable for swaps closed	85,718	—	825
Unrealized depreciation on swaps	19,233	158,364	7,899
Shareholder servicing fees payable	8,069	2,608	—
Unrealized depreciation on futures	—	19,688	—
Payable to related party	—	7,832	7,474
TOTAL LIABILITIES	853,327	713,183	28,876
NET ASSETS	$169,160,826	$10,038,157	$6,707,934

NET ASSET VALUE
Net Assets	$169,160,826	$10,038,157	$6,707,934
Shares of beneficial interest outstanding	7,140,506	539,090	343,776
Net Asset Value, Offering and Redemption Price Per Share (Net Assets ÷ Shares Outstanding)	$23.69	$18.62	$19.51

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$172,029,610	$14,687,178	$7,167,338
Accumulated (deficits)	(2,868,784)	(4,649,021)	(459,404)
NET ASSETS	$169,160,826	$10,038,157	$6,707,934

See accompanying notes to financial statements.

Spectrum Funds
Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2026

	Spectrum Low	Spectrum Active	Spectrum
	Volatility Fund	Advantage Fund	Unconstrained Fund
INVESTMENT INCOME
Dividends (including income on affiliated security of $0, $0, and $0, respectively)	$2,431,231	$102,513	$106,685
Interest	711,904	50,566	41,708
TOTAL INVESTMENT INCOME	3,143,135	153,079	148,393

EXPENSES
Investment advisory fees	1,914,217	78,519	69,153
Administration expenses (Note 6)	190,782	13,177	9,610
Shareholder servicing fees	44,514	1,570	321
Miscellaneous expenses (Liquidity Program Administration Fee)	4,500	4,500	4,500
TOTAL EXPENSES	2,154,013	97,766	83,584
Less: Expenses waived by the Advisor	—	(4,500)	(4,500)
NET EXPENSES	2,154,013	93,266	79,084
NET INVESTMENT INCOME	989,122	59,813	69,309

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments (including loss on affiliated security of $0, $0 and $2,110, respectively)	1,132,467	176,317	139,872
Swaps	3,631,874	480,026	37,949
Futures	(173,485)	(90,236)	(75,864)
Capital gain distributions received from underlying investment companies	—	324	4,347
TOTAL NET REALIZED GAIN	4,590,856	566,431	106,304

Net change in unrealized appreciation (depreciation) on:
Investments (including appreciation on affiliated security of $0, $0 and $1,894, respectively)	(1,257,378)	(409,882)	(94,477)
Swaps	(102,711)	(438,086)	(3,982)
Futures	—	(33,638)	—
TOTAL NET CHANGE IN UNREALIZED (DEPRECIATION)	(1,360,089)	(881,606)	(98,459)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	3,230,767	(315,175)	7,845

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,219,889	$(255,362)	$77,154

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025
INCREASE (DECREASE) IN NET ASSETS	(Unaudited)
FROM OPERATIONS
Net investment income	$989,122	$4,682,396
Net realized gain from investments, swaps, and futures contracts	4,590,856	1,895,872
Net change in unrealized depreciation of investments, swaps and futures contracts	(1,360,089)	(2,408,576)
Net increase in net assets resulting from operations	4,219,889	4,169,692

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	(10,445,359)	(15,416,603)
Net decrease in net assets from distributions to shareholders	(10,445,359)	(15,416,603)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	17,977,784	29,117,259
Net asset value of shares issued in reinvestment of distributions	9,707,326	14,324,543
Payments for shares redeemed	(34,889,112)	(84,591,899)
Net decrease in net assets from shares of beneficial interest	(7,204,002)	(41,150,097)

TOTAL DECREASE IN NET ASSETS	(13,429,472)	(52,397,008)

NET ASSETS
Beginning of Period	182,590,298	234,987,306
End of Period	$169,160,826	$182,590,298

SHARE ACTIVITY
Shares Sold	748,647	1,213,545
Shares Reinvested	406,195	595,770
Shares Redeemed	(1,455,447)	(3,525,075)
Net decrease in shares of beneficial interest outstanding	(300,605)	(1,715,760)

See accompanying notes to financial statements.

Spectrum Active Advantage Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025
INCREASE (DECREASE) IN NET ASSETS	(Unaudited)
FROM OPERATIONS
Net investment income income	$59,813	$31,467
Net realized gain from investments and futures contracts	566,431	401,012
Net change in unrealized appreciation (depreciation) of investments, swaps and futures contracts	(881,606)	379,293
Net increase (decrese) in net assets resulting from operations	(255,362)	811,772

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	(445,581)	(64,151)
Net decrease in net assets from distributions to shareholders	(445,581)	(64,151)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,074,425	3,129,467
Net asset value of shares issued in reinvestment of distributions	445,581	64,086
Payments for shares redeemed	(819,569)	(2,724,360)
Net increase in net assets from shares of beneficial interest	700,437	469,193

TOTAL INCREASE (DECREASE) IN NET ASSETS	(506)	1,216,814

NET ASSETS
Beginning of Period	10,038,663	8,821,849
End of Period	$10,038,157	$10,038,663

SHARE ACTIVITY
Shares Sold	53,989	171,433
Shares Reinvested	22,837	3,654
Shares Redeemed	(41,895)	(149,296)
Net increase in shares of beneficial interest outstanding	34,931	25,791

See accompanying notes to financial statements.

Spectrum Unconstrained Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025
INCREASE (DECREASE) IN NET ASSETS	(Unaudited)
FROM OPERATIONS
Net investment income	$69,309	$109,114
Net realized gain from investments, futures and swaps contracts	106,304	228,627
Net change in unrealized appreciation (depreciation) of investments, swaps and futures contracts	(98,459)	(133,658)
Net increase in net assets resulting from operations	77,154	204,083

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	(169,497)	(167,787)
Net decrease in net assets from distributions to shareholders	(169,497)	(167,787)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	785,601	75,589
Net asset value of shares issued in reinvestment of distributions	169,497	167,700
Payments for shares redeemed	(133,324)	(2,233,523)
Net increase (decrease) in net assets from shares of beneficial interest	821,774	(1,990,234)

TOTAL INCREASE (DECREASE) IN NET ASSETS	729,431	(1,953,938)

NET ASSETS
Beginning of Period	5,978,503	7,932,441
End of Period	$6,707,934	$5,978,503

SHARE ACTIVITY
Shares Sold	39,623	3,874
Shares Reinvested	8,547	8,843
Shares Redeemed	(6,642)	(118,252)
Net increase (decrease) in shares of beneficial interest outstanding	41,528	(105,535)

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2026		September 30, 2025	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$24.54		$25.66	$23.77	$23.48	$26.00	$24.79
Activity from investment operations:
Net investment income (loss) (1)	0.13		0.57	0.72	0.65	(0.27)	0.08
Net realized and unrealized gain (loss) on investments, swaps and futures contracts	0.43		0.02 (5)	2.26	(0.11)	(1.06)	2.53
Total from investment operations	0.56		0.59	2.98	0.54	(1.33)	2.61
Less distributions from:
Net investment income	(1.41)		(1.51)	(1.09)	(0.25)	(1.15)	(0.45)
Net realized gains	—		(0.20)	—	—	(0.04)	(0.95)
Total distributions	(1.41)		(1.71)	(1.09)	(0.25)	(1.19)	(1.40)
Net asset value, end of year/period	$23.69		$24.54	$25.66	$23.77	$23.48	$26.00
Total return (2)	2.32	% (6)	2.56%	12.91%	2.29%	(5.38)%	10.82%
Net assets, end of year/period (000s)	$169,161		$182,590	$234,987	$236,154	$303,631	$444,160
Ratio of expenses to average net assets (3)	2.42	% (7)	2.41%	2.39%	2.34%	2.34%	2.37%
Ratio of net investment income (loss) to average net assets (3,4)	1.11	% (7)	2.35%	2.89%	2.75%	(1.09)%	0.30%
Portfolio Turnover Rate	155	% (6)	529%	372%	711%	321%	131%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the year.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Spectrum Active Advantage Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2026		September 30, 2025	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$19.91		$18.44	$15.69	$16.45	$30.81	$27.33
Activity from investment operations:
Net investment income (loss) (1)	0.11		0.06	0.39	0.38	(0.27)	(0.12)
Net realized and unrealized gain (loss) on investments, swaps and futures contracts	(0.54)		1.54	2.72	(0.99)	(5.63)	8.46
Total from investment operations	(0.43)		1.60	3.11	(0.61)	(5.90)	8.34
Less distributions from:
Net investment income	(0.86)		(0.13)	(0.36)	—	(0.14)	(0.25)
Net realized gains	—		—	—	—	(8.32)	(4.61)
Return of capital	—		—	—	(0.15)	—	—
Total distributions	(0.86)		(0.13)	(0.36)	(0.15)	(8.46)	(4.86)
Net asset value, end of year/period	$18.62		$19.91	$18.44	$15.69	$16.45	$30.81
Total return (2)	(2.33	)% (5)	8.74%	20.00%	(3.68)%	(28.87)%	33.91%
Net assets, end of year/period (000s)	$10,038		$10,039	$8,822	$7,021	$8,576	$18,301
Ratio of gross expenses to average net assets (3)	1.87	% (6)	1.88%	1.87%	1.81%	1.69%	1.77%
Ratio of net expenses to average net assets (3)	1.78	% (6)	1.79%	1.75%	1.69%	1.69%	1.77%
Ratio of net investment income (loss) to average net assets (3,4)	1.14	% (6)	0.33%	2.25%	2.35%	(1.23)%	(0.40)%
Portfolio Turnover Rate	313	% (5)	870%	1756%	1614%	2258%	1294%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Spectrum Unconstrained Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2026		September 30, 2025	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021 (a)
	(Unaudited)
Net asset value, beginning of year/period	$19.78		$19.45	$17.86	$18.08	$20.69	$20.00
Activity from investment operations:
Net investment income (loss) (1)	0.21		0.32	0.60	0.43	(0.22)	(0.11)
Net realized and unrealized gain (loss) on investments, swaps and futures contacts	0.08		0.43	1.62	(0.46)	(0.93)	1.01
Total from investment operations	0.29		0.75	2.22	(0.03)	(1.15)	0.90
Less distributions from:
Net investment income	(0.56)		(0.42)	(0.63)	(0.19)	(1.20)	(0.21)
Return of capital	—		—	—	—	(0.26)	—
Total distributions	(0.56)		(0.42)	(0.63)	(0.19)	(1.46)	(0.21)
Net asset value, end of year/period	$19.51		$19.78	$19.45	$17.86	$18.08	$20.69
Total return (2)	1.43	% (5)	3.98%	12.63%	(0.19)%	(6.03)%	4.50	% (5)
Net assets, end of year/period (000s)	$6,708		$5,979	$7,932	$7,498	$7,216	$10,743
Ratio of gross expenses to average net assets (3)	2.60	% (6)	2.62%	2.52%	2.49%	2.43%	2.33	% (6)
Ratio of net expenses to average net assets (3)	2.46	% (6)	2.48%	2.41%	2.37%	2.43%	2.33	% (6)
Ratio of net investment (loss) to average net assets (3,4)	2.15	% (6)	1.66%	3.21%	2.36%	(1.17)%	(1.21	)% (6)
Portfolio Turnover Rate	277	% (5)	449%	137%	1418%	395%	75	% (5)

(a)	The Fund commenced operations on April 16, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Spectrum Funds
Notes to Financial Statements (Unaudited)
March 31, 2026

1.	ORGANIZATION

The Spectrum Low Volatility Fund (the “Low Volatility Fund”), Spectrum Active Advantage Fund (the “Active Advantage Fund”)) and Spectrum Unconstrained Fund (the “Unconstrained Fund”) (collectively, the “Funds”) are each a diversified series of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Low Volatility Fund’s investment objective is total return with lower downside volatility and risk compared to major stock market indices while the Active Advantage Fund seeks long term capital appreciation. The Unconstrained Fund’s investment objective is total return. Each Fund currently offers one class of shares, Investor Class shares, which is offered at net asset value. The Low Volatility Fund also offers Advisor Class shares, but as of the date of this report none have been issued. The Low Volatility Fund commenced operations on December 16, 2013, the Active Advantage Fund commenced operations on June 1, 2015 and the Unconstrained Fund commenced operations on April 16, 2021. The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (“Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser to each Fund is Advisors Preferred LLC (the “Adviser”). The investment sub-adviser to each Fund is Spectrum Financial, Inc. (the “Sub-Adviser”). The Funds are “fund of funds”, in that these Funds will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Segments Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last bid on the day of valuation. Financial futures, which are traded on an exchange, are valued at the last quoted sales price determined by the exchange. Investments in open-end investment companies are valued at net asset value. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2026

prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Credit default swaps are valued by a pricing agent covering the specific type of swap. Certain credit default swaps (“CDS”) and credit indices are valued independently by Markit; or if no valuation is available from a pricing agent, at the price received from the broker-dealer/counterparty that issued the swap. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser or Sub-Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser or Sub-Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Investment in Funds – The Funds may invest in open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2026

market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2026 for each Fund’s investments measured at fair value:

Spectrum Low Volatility Fund

Assets *	Level 1	Level 2	Level 3	Total
Open-End Funds	$56,738,357	$—	$—	$56,738,357
U.S. Government & Agencies	—	80,190,049	—	80,190,049
Short-Term Investments	25,196,329	—	—	25,196,329
Derivatives
Swaps**	—	37,772	—	37,772
Total Assets	$81,934,686	$80,227,821	$—	$162,162,507
Liabilities*
Derivatives
Swaps**	$—	$(19,233)	$—	$(19,233)
Total Liabilities	$—	$(19,233)	$—	$(19,233)

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2026

Spectrum Active Advantage Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchage-Traded Funds	$1,468,512	$—	$—	$1,468,512
Open-End Funds	1,035,150	—	—	1,035,150
U.S. Government & Agencies	—	4,864,466	—	4,864,466
Short-Term Investments	1,502,761	—	—	1,502,761
Total Assets	$4,006,423	$4,864,466	$—	$8,870,889
Liabilities*
Derivatives
Futures Contracts**	$(19,688)	$—	$—	$(19,688)
Swaps	—	(158,364)	—	(158,364)
Total Liabilities	$(19,688)	$(158,364)	$—	$(178,052)

Spectrum Unconstrained Fund

Assets *	Level 1	Level 2	Level 3	Total
Open-End Funds	$2,314,139	$—	$—	$2,314,139
U.S. Government & Agencies	—	3,237,027	—	3,237,027
Short-term Investments	972,610	—	—	972,610
Derivatives
Swaps**	—	2,362	—	2,362
Total Assets	$3,286,749	$3,239,389	$—	$6,526,138
Liabilities*
Swaps**	$—	$(7,899)	$—	$(7,899)
Total Liabilities	$—	$(7,899)	$—	$(7,899)

*	Refer to the Portfolios of Investments for sector classifications.

**	Futures contracts and swaps are measured at the unrealized appreciation/(depreciation) of the instruments.

The Funds did not hold any Level 3 securities during the current period.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are typically a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities that may be designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses which reduce their value.

Futures Contracts – The Funds are subject to interest rate risk, equity risk and forward currency exchange rate risk in the normal course of pursuing their respective investment objectives. The Funds have purchased or sold futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2026

Swap Contracts – Each Fund is subject to equity price, credit risk, and interest rate risk in the normal course of pursuing its investment objective. The Funds have entered into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would typically be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) typically earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund’s obligations are accrued daily (offset by any amounts owed to a Fund).

The Funds may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which a Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser or Sub-Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Funds may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Higher swap spreads generally imply a higher risk of default.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2026

The Funds collateralize swap agreements with cash and certain securities as indicated on the Portfolios of Investments and Statements of Assets and Liabilities of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek release of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed by the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral, if any, is insufficient. The Funds will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Low Volatility Fund and the Unconstrained Fund; and annually for the Active Advantage Fund. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2023 – 2025 or expected to be taken in all the Funds’ 2026 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2026

possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and derivatives amounted to $135,579,362 and $182,676,465 for the Low Volatility Fund, $21,046,238 and $25,990,487 for the Active Advantage Fund and $8,742,908 and $10,392,083 for the Unconstrained Fund.

4.	OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The Funds’ policy is to recognize a gross asset or liability equal to the unrealized gain/(loss) for futures and swap contracts. During the six months ended March 31, 2026 the Funds were subject to a master netting arrangement for the swap and futures contracts. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2026.

Spectrum Low Volatility Fund

Assets:
				Gross Amounts Not Offset in
				the Statements of Assets &
				Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented		Cash
	Gross Amount of	Statements of	in the Statements of	Financial	Collateral
Description	Recognized Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Swaps Contracts - OTC	$37,772	$—	$37,772	$(19,233)	$—	$18,539
Total	$37,772	$—	$37,772	$(19,233)	$—	$18,539

Liabilities:
				Gross Amounts Not Offset in
				the Statements of Assets &
				Liabilities
			Net Amounts of
		Gross Amounts	Liabilities
	Gross Amounts of	Offset in the	Presented in the		Cash
	Recognized	Statements of	Statements of	Financial	Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Swaps Contracts - OTC	$(19,233)	$—	$(19,233)	$19,233	$—	$—
Total	$(19,233)	$—	$(19,233)	$19,233	$—	$—

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2026

Spectrum Active Advantage Fund

Liabilities:
				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Liabilities Presented in		Cash
	of Recognized	Statements of	the Statements of	Financial	Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged*	Net Amount
Futures Contracts	$(19,688)	$—	$(19,688)	$—	$19,688	$—
Swaps Contracts - OTC	(158,364)	—	(158,364)	—	158,364	—
Total	$(178,052)	$—	$(178,052)	$—	$178,052	$—

Spectrum Unconstrained Fund

Assets:
				Gross Amounts Not Offset in the
				Statements of Assets &
				Liabilities
	Gross Amount	Gross Amounts	Net Amounts of Assets
	Recognized in the	Offset in the	Presented in the		Cash
	Statements of Assets	Statements of Assets	Statements of Assets &	Financial	Collateral
Description	& Liabilities	& Liabilities	Liabilities	Instruments	Received	Net Amount
Swaps Contracts - OTC	$2,362	$—	$2,362	$(2,362)	$—	$—
Total	$2,362	$—	$2,362	$(2,362)	$—	$—

Liabilities:
				Gross Amounts Not Offset in the
				Statements of Assets &
				Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in		Cash
	Gross Amounts of	Statements of Assets	the Statements of	Financial	Collateral
Description	Recognized Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Swaps Contracts - OTC	$(7,899)	$—	$(7,899)	$2,362	$5,537	$—
Total	$(7,899)	$—	$(7,899)	$2,362	$5,537	$—

*	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2026:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Swap Contracts	Unrealized appreciation/depreciation on swaps
Futures Contracts	Unrealized depreciation on futures

The following table sets forth the fair value of the Funds’ derivative contracts as of March 31, 2026:

Spectrum Low Volatility Fund

Asset (Liability) Derivatives Investment Value
		Total as of
Derivative Investment Type	Equity Risk	March 31, 2026
Total Return Swaps	$18,539	$18,539
Total	$18,539	$18,539

Spectrum Active Advantage Fund

Asset (Liability) Derivatives Investment Value
		Total as of
Derivative Investment Type	Equity Risk	March 31, 2026
Futures Contracts *	$(19,688)	$(19,688)
Total Return Swaps	(158,364)	(158,364)
Total	$(178,052)	$(178,052)

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2026

Spectrum Unconstrained Fund

Asset (Liability) Derivatives Investment Value
		Total as of
Derivative Investment Type	Equity Risk	March 31, 2026
Swaps	$(5,537)	$(5,537)
Total	$(5,537)	$(5,537)

*	Represents cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the six months ended March 31, 2026:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps/Futures	Net realized gain (loss) from Swaps
Net realized loss from Futures
Net change in unrealized depreciation on Swaps
Net change in unrealized depreciation on Futures

The following is a summary of the Funds’ realized gain/(loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended March 31, 2026:

Spectrum Low Volatility Fund

Realized loss on derivatives recognized in the Statements of Operations
	Currency	Interest Rate		Total for the Six Months Ended
Derivative Investment Type	Risk	Risk	Credit Risk	March 31, 2026
Swaps	$—	$3,852,715	$(220,841)	$3,631,874
Futures	(173,485)	—	—	(173,485)
Total		$3,852,715	$(220,841)	$3,458,389

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
	Interest Rate	Total for the Six Months Ended
Derivative Investment Type	Risk	March 31, 2026
Swaps	$(102,711)	$(102,711)
Total	$(102,711)	$(102,711)

Spectrum Active Advantage Fund

Realized gain (loss) on derivatives recognized in the Statements of Operations
			Total for the Six Months Ended
Derivative Investment Type	Equity Risk	Credit Risk	March 31, 2026
Swaps	$—	$480,026	$480,026
Futures	(90,236)		(90,236)
Total	$(90,236)		$389,790

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
		Total for the Six Months Ended
Derivative Investment Type	Equity Risk	March 31, 2026
Swaps	$(438,086)	$(438,086)
Futures	(33,638)	(33,638)
Total	$(471,724)	$(471,724)

Spectrum Unconstrained Fund

Realized gain (loss) on derivatives recognized in the Statements of Operations
		Interest Rate		Total for the Six Months Ended
Derivative Investment Type	Equity Risk	Risk	Credit Risk	March 31, 2026
Swaps	$—	$47,467	$(9,518)	$37,949
Futures	(67,711)	(2,508)	(5,645)	(75,864)
Total		$44,959	$(15,163)	$(37,915)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
	Interest Rate	Total for the Six Months Ended
Derivative Investment Type	Risk	March 31, 2026
Swaps	$(3,982)	$(3,982)
Total	$(3,982)	$(3,982)

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2026

The notional value of the derivative instruments outstanding as of March 31, 2026 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

5.	RISKS

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolios of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Funds’ assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that the Funds may not be able to readily dispose of its holdings when they choose and also that the price obtained on disposal is below that at which the investment is included in Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. A Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Counterparty Risk: The Funds may invest in derivative instruments (the “Product”) issued for the Funds including by Barclays Capital, Inc., Canadian Imperial Bank of Commerce and Nomura Global Financial Products, Inc. (collectively, “Counterparties”). If Counterparties become insolvent, each may not be able to make any payments under the Product and a Fund may lose their capital invested in the Product. A decline in Counterparties’ financial standing is likely to reduce the market value of the Product and therefore the price a Fund may receive for the Product if sold it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. As a result, the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to their fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred, LLC, serves as investment adviser to the Funds. The Adviser has engaged Spectrum Financial, Inc. to serve as the sub-adviser to the Funds. The sub-adviser fees are the responsibility of the Adviser.

Pursuant to an advisory agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an advisory fee computed and accrued daily and paid monthly at an annual rate of 2.15% of the average daily net assets for both Spectrum Low Volatility Fund and Spectrum Unconstrained Fund and 1.50% of the average daily net assets for the Spectrum Active Advantage Fund. The Adviser, not the Fund, pays the Sub-Adviser. Pursuant to the advisory agreement, the Advisor earned $1,914,217, $78,519, and $69,153 for Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, in advisory fees for the six months ended March 31, 2026. The Sub-Adviser earns fees at an annual rate of 1.80% of average daily net assets for the Spectrum Low Volatility Fund and the Spectrum Unconstrained Fund; and 1.15% for the Spectrum Active Advantage Fund.

Pursuant to a liquidity program administrator agreement with the Funds, the Adviser, provides a liquidity program

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2026

administrator who, directs the operations of the Funds’ liquidity risk management program. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser out of pocket expenses and an annual fee of $9,000 per Fund. The Adviser has voluntarily agreed to waive the liquidity program administration fee for the Active Advantage Fund and the Unconstrained Fund. Pursuant to the liquidity program administrator agreement, the Adviser earned (net of voluntary waivers) $4,500, $0 and $0 for Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, in fees for the six months ended March 31, 2026.

Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Under the terms of the Funds’ agreement with UFS, UFS pays for certain operating expenses of the Funds (routine legal fees, audit fees, regulatory document filing, state registration fees, custody fees, and insurance premiums. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of UFS provide ancillary services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”) Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. These expenses are the responsibility of UFS.

The Funds pay Ceros Financial Services Inc. (the “Distributor”) to provide compensation for ongoing servicing related activities or services and/or maintenance of the Investor Class accounts, not otherwise required to be provided by the Adviser. For the six months ended March 31, 2026, the Funds paid $44,514, $1,570 and $321 for Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, which was paid out to brokers and dealers.

During the six months ended March 31, 2026, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Adviser, executed trades on behalf of the Funds. Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund paid trade commissions of $190, $4,998, and $210 to Ceros, respectively. Any 12b-1 fees received by Ceros related to a Fund’s investment in another Fund are returned to the respective Fund.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. These fees are borne by the Adviser with respect to the Funds. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes including futures and swaps, and its respective gross unrealized appreciation and depreciation at March 31, 2026, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Spectrum Low Volatility Fund	$162,333,346	$15,264	$(223,875)	$(208,611)
Spectrum Active Advantage Fund	9,234,426	612	(364,149)	(363,537)
Spectrum Unconstrained Fund	6,532,956	1,883	(11,063)	(9,180)

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2026

8.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended September 30, 2025, and September 30, 2024 were as follows:

	For the year ended September 30, 2025:
	Ordinary	Long-Term	Return	Tax-exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Spectrum Low Volatility Fund	$15,416,603	$—	$—	$—	$15,416,603
Spectrum Active Advantage Fund	64,151	—	—	—	64,151
Spectrum Unconstrained Fund	167,787	—	—	—	167,787

	For the period ended September 30, 2024:
	Ordinary	Long-Term	Return	Tax-exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Spectrum Low Volatility Fund	$9,751,779	$—	$—	$—	$9,751,779
Spectrum Active Advantage Fund	148,598	—	—	—	148,598
Spectrum Unconstrained Fund	265,613	—	—	—	265,613

As of September 30, 2025, the components of distributable earnings/ (accumulated deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Loss and	Carry	Book/Tax	Appreciation/	Distributable Earning/
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
Spectrum Low Volatility Fund	$3,777,870	$—	$(1,591,201)	$—	$—	1,170,017	$3,356,686
Spectrum Active Advantage Fund	266,767	—	—	(4,540,912)	—	326,067	(3,948,078)
Spectrum Unconstrained Fund	—	—	—	(450,803)	—	83,742	(367,061)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open futures and mark-to-market on swap contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Spectrum Low Volatility Fund incurred and elected to defer $1,591,201 capital losses as follows:

Post October
Portfolio	Losses
Spectrum Low Volatility Fund	$1,591,201

On September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Spectrum Active Advantage Fund	$3,181,668	$1,359,244	$4,540,912	$305,234
Spectrum Unconstrained Fund	450,803	—	450,803	249,574

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2026

During the fiscal period ended September 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to use of tax equalization credits and distributions in excess resulted in reclassifications for the year ended September 30, 2025, as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
Spectrum Low Volatility Fund	$384,491	$(384,491)
Spectrum Unconstrained Fund	(7,403)	7,403

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of March 31, 2026, National Financial Services LLC held approximately 58%, 95% and 99% of the Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, and Charles Schwab & Co., Inc. held approximately 38% of the Spectrum Low Volatility Fund. The Funds have no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of the Funds.

10.	INVESTMENT IN AFFILIATED COMPANY

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or are affiliated through common management. The Unconstrained Fund did not hold any affiliated holding as of March 31, 2026. Transactions with the affiliated company during the six months ended March 31, 2026 were as follows:

	Value -				Change in
Affiliated	Beginning of		Sales	Realized	Unrealized Gain	Dividend	Value - End of	Ending
Holding	Period	Purchases	Proceeds	Gain / (Loss)	/ (Loss)	Income	Period	Shares
Ontrack Core Fund	$588,106	$350,000	$937,890	$(2,110)	$1,894	$—	$588,106	—

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-866-862-9686 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, Maryland 20850

INVESTMENT SUB-ADVISOR
Spectrum Financial, Inc.
272 Bendix Road Suite 600
Virginia Beach, VA 23452

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Spectrum Funds
ADDITIONAL INFORMATION (Unaudited)
March 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of Renewal of the Investment Advisory and Sub-Advisory Agreements for the Spectrum Low Volatility Fund, Spectrum Active Advantage Fund, and Spectrum Unconstrained Fund

At an in-person meeting held on May 21, 2025 (the “Meeting”) the Board of Trustees (the “Board”), of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of Spectrum Low Volatility Fund, Spectrum Active Advantage Fund, and Spectrum Unconstrained Fund (together the “Spectrum Funds”); and the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Spectrum Financial, Inc. (“Spectrum Financial”) (the “Sub-Adviser”).

The Board then reviewed and discussed the written materials that were provided by Advisors Preferred, LLC and Spectrum Financial in advance of the Meeting and deliberated on the renewal of the Advisory Agreements with respect to Spectrum Funds. The Board members relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory and Subadvisory Agreement with respect to Spectrum Funds. The Board conducted some of their deliberations on a joint basis for the Adviser and the Sub-Adviser given the close working relationship of the Adviser and Sub-Adviser.

Nature, Extent and Quality of Services: With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection and trade execution, are made for the Funds by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and the Sub-Adviser performing services for the Funds, including the team of individuals that primarily monitor and execute the investment and administration process, and the portfolio managers. The Board considered the depth of resources of the Adviser and the Sub-Adviser. Further the Board reviewed a certification from each of the Adviser and the Sub-Adviser, certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b)

Spectrum Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2026

and noted that each of the Adviser and the Sub-Adviser have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

Advisors Preferred: The Board reviewed the balance sheet of the Adviser as of March 31, 2025, and the income statement as of March 31, 2025 and the profit and loss statement for January through March 31, 2025. The Board also reviewed the audited financials of the Adviser as of December 31, 2024. The Adviser reported $1.5 billion in total assets under management in active mutual funds and Ms. Ayers-Rigsby, Chief Executive Officer of the Adviser, noted the commitment from Adviser to raise assets and fee revenue as discussed earlier. The Board confirmed with Ms. Ayers-Rigsby that the Adviser has access to additional capital if so required.

The Board discussed the Adviser’s compliance program with the CCO of the Trust. The Board considered that the CCO of the Trust also serves as CCO of the Adviser and was recently appointed to serve as the CCO for The North Country Funds. The Trustees acknowledged they are confident in her abilities with respect to all positions, and Trustees were comfortable that if a conflict of interest were to arise, counsel would be called upon for a solution. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO confirmed that she has the support and resources to ensure the compliance procedures of the Trust are updated in accordance with current SEC rules. The Board considered that the cybersecurity risk of the Adviser is managed by Sikich LLP (a cybersecurity consultancy) with no data breaches reported. The Board discussed the overall technology of the Adviser with the CCO. The Adviser confirmed adequate Directors & Officers Error & Omissions Professional Liability Insurance (“D&O/E&O”) is in place. Counsel noted the Board had previously reviewed the business continuity plan for the Adviser. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreements. The Board reviewed financial statements of the Adviser and concluded it has sufficient financial resources to fulfill Trust-related obligations, based in part on a representation that the Adviser has access to additional capital, as needed.

Spectrum Financial: The Board reviewed the income statement of Spectrum Financial for the three months ended March 31, 2025 and the balance sheet at March 31, 2025. The Sub-Adviser was determined by the Board to be financially sound. The Board concluded that Spectrum Financial is sufficiently financially sound to continue to serve as sub-adviser to each Spectrum Fund.

The Board confirmed with the Adviser’s CCO that she works with the CCO of Spectrum Financial. The CCO reported she had reviewed the policies and procedures manual of Spectrum Financial, including their latest revisions and business continuity plans. The Board confirmed the cybersecurity risk management is the responsibility of the compliance and IT teams of Spectrum Financial. The CCO reported that a cyber breach at Spectrum Financial was immediately reported and handled in a timely matter, resulting in no loss of confidential data. The Board noted that Spectrum Financial has D&O/E&O insurance coverage.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to the Sub-Adviser and, therefore, does not directly control the performance of the Spectrum Funds. The Board considered the Adviser’s other responsibilities under the Advisory Agreement, including with respect to trade oversight, reviewing daily positions and balance reports for the Spectrum Funds, obtaining derivative agreements for the Spectrum Funds and reporting to the Board. The Trustees concluded that

Spectrum Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2026

the Adviser appears to be properly and reasonably monitoring the Sub-Adviser’s adherence to each Spectrum Fund’s investment objectives and appears to be carrying out its functions appropriately.

Spectrum Low Volatility Fund: The Board considered the Fund’s performance as compared to its benchmark index. the Fund’s Morningstar Nontraditional Bond category, and the LSTA U.S. Leveraged Loan 100 Index. The Board reviewed one-, three-, five- and ten-year periods ended March 31, 2025. They noted the Fund underperformed the Morningstar Nontraditional Bond category for the one-year period but outperformed for the three-, five and ten-year periods. With respect to the Morningstar LSTA U.S. Leveraged Loan 100 Index, the Fund underperformed for all but the ten year period. The Board recognized the Fund seeks risk adjusted returns and therefore lagged the S&P 500 Index for all periods. The Board concluded that performance was satisfactory, and that with Adviser oversight and strategy refinements, Spectrum Financial was expected to obtain an acceptable level of investment returns for shareholders over the long term.

Spectrum Active Advantage Fund: The Board recognized the Fund’s performance has improved but remains below expectations and trailed the Morningstar Tactical Allocation category for the three- and five-year periods, while outperforming for the one-year period. With respect to the S&P 500 Index, the Fund underperformed for all periods. The Board discussed the strategy adjustments made in February 2025 and found it was improving performance. The Trustees concluded that the Fund’s performance should continue to improve and therefore found it acceptable.

Spectrum Unconstrained Fund: The Board considered the Fund’s performance as compared to Bloomberg Aggregate Bond Index and the Fund’s Morningstar Nontraditional Bond category for the one-, three-year, and since inception periods ended March 31, 2025. Discussion followed with respect to the Fund lagging both its Index and Morningstar category for the one-year period, while outperforming both for the three-year period. The Fund also outperformed the Bloomberg Aggregate Bond Index for the since inception period. The Sub-Adviser believes in its proven techniques for the concept of highly leveraged positions, and that in the right economic environment, the Fund will quicky move to positive returns above peer groups. The Board determined to continue to monitor the Fund’s performance in the long term but concluded it was acceptable.

Fees and Expenses: As to the costs of the services provided to each Spectrum Fund by the Adviser and Sub-Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of each Spectrum Fund compared to its peer group and Morningstar category as presented in the Meeting Materials. The Board acknowledged that the Adviser pays the Sub-Adviser directly consistent with agreements in effect.

Spectrum Low Volatility Fund: The Board noted that the Fund’s investment strategy did not lend itself to a single Morningstar category and the advisory fee of 2.15% for Low Volatility was above the above range for the Morningstar Nontraditional Bond, Tactical Allocation, Macro Trading, and Systematic Trend Categories. The Board also compared the advisory fee to Morningstar Equity Long/Short Institutional category and found it within range and well below the maximum advisory fees in the category. The Board noted that the Fund does not easily fit within a single category because of its wide-ranging strategy. The Trustees considered that of the 2.15% advisory fee, the Sub-Adviser receives 1.80%, lower than the fees it charges separately managed accounts. The Trustees discussed net expenses of 2.81% for Investor Class

Spectrum Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2026

shares and found it was within range of the maximum net expense for the Morningstar Nontraditional Bond and Tactical Allocation Institutional, Systematic Trend Inst, and Equity Long/Short Institutional Class categories. With respect to the Morningstar Macro Trading, the Fund’s net expenses were found by the Board to be above the range for net expenses. With regards to Advisor Class shares, the Board noted the net expense ratio of 3.06% was above range for all Morningstar categories mentioned except Tactical Allocation Class A where it was within range.

Spectrum Active Advantage Fund: The Board noted that the Fund’s investment strategy did not lend itself to a single Morningstar category and the advisory fee of 1.50% for Active Advantage was within the reasonable range of fees for the Nontraditional Bond, Tactical Allocation, Macro Trading, Systematic Trend and Equity Long/Short Morningstar categories. The Trustees noted that the Fund does not easily fit within a single category because of its strategy. The Board acknowledged that of the 1.50% advisory fee, the Sub-Adviser is paid 1.15% directly from the Adviser. The Board discussed net expenses of 1.99% for Investor Class shares and found them within the reasonable range for all Morningstar categories mentioned above.

Spectrum Unconstrained Fund: The Board noted that the Fund’s investment strategy did not lend itself to a single Morningstar category and the advisory fee of 2.15% for Unconstrained Fund was above range for the Morningstar Nontraditional Bond, Tactical Allocation, Macro Trading, and Systematic Trend categories. The Board found the advisory fee within range and below the reasonable maximum advisory fee for the Morningstar Equity Long/Short category. The Trustees noted that the Fund does not easily fit within a single category because of its wide-ranging strategy. The Board acknowledge the Adviser pays the Sub-Adviser directly 1.80% from the advisory fee it receives. The Trustees discussed net expenses of 3.14% for Investor Class shares and found they were above range for the Morningstar Nontraditional Bond and Macro Trading Institutional class category. However, the Board discussed that the net expenses were within the reasonable range, and below the maximum in the Tactical Allocation and Systematic Trend and Equity Long/Short Institutional Morningstar categories.

Profitability of Adviser. The Board considered the level of profitability for the Adviser, and if the fees were the result of arms-length negotiations with respect to the Advisory Agreements. The Trustees reviewed the levels of profits to the Adviser for the fiscal year ended December 31, 2024 from each Fund with respect to advisory fees and from the total relationship with each Fund. They considered whether profits from each Fund were reasonable in light of services provided, including the assets levels and payments to the Sub-Adviser for each Fund. The Board considered the split with the Sub-Adviser to be reasonable for the services provided. The Board concluded the Adviser having excess profits from advising the Funds is not a concern.

Spectrum Low Volatility, Active Advantage and Unconstrained Funds: In discussion and review of the profitability statement from the Adviser with respect to the Spectrum Funds, the Board considered the split between the Adviser and Sub-Adviser. The Board noted that the Adviser saw a small profit from Low Volatility and Active Advantage (4% and 6% respectively) and operated at a loss with respect to Unconstrained. The Board acknowledged that when taking into consideration the Adviser’s total relationship with the Funds, the profitability was 4% respectively from Low Volatility and Active Advantage. The Adviser operated Unconstrained at a loss in the totality of the relationship. The Board

Spectrum Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2026

concluded that the Adviser operates the Spectrum Funds at a loss or has relatively low profits from its services and therefore, excessive profits are not of concern at this time.

Profitability of Sub-Adviser: The Board reviewed the profitability reports submitted by Spectrum Financial and found that Spectrum Financial made a 42% profit from Low Volatility, a 44% profit from Active Advantage, and a 43% profit from Unconstrained for the fiscal year ended September 30, 2024. The Board concluded that Spectrum Financial’s profits were reasonable for services provided to the Funds. The Board discussed a joint revenue sharing agreement in place between the Adviser and Spectrum Financial allowing for payments to individuals for raising assets for the Funds. The Board concluded that excess profits for the Sub-Adviser with respect to each of Low Volatility, Active Advantage and Unconstrained is currently not a concern, and they will monitor profits from each Fund as assets continue to grow.

The Board, in consultation with counsel noted that current court rulings with respect to profitability suggest up to or even over a 70% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

Economies of Scale. As to the extent to which the Spectrum Funds will realize economies of scale, the Adviser reported an estimate of $500 million per Fund to be the minimum asset level required to reach such economies of scale and that some Funds may not achieve economies of scale as they may face capacity issues under certain investment strategies. The Board discussed the Adviser’s expectations for the growth in net assets of each Spectrum Fund and concluded that any material economies of scale were not a concern at present assets levels. The Trustees noted economies of scale is an advisory agreement concern and is not a consideration for approval of any sub-advisory agreements. The Board agreed to revisit economies of scale as assets of the Funds continue to grow.

Conclusion. Counsel assisted the Board throughout the Advisory Agreement and Sub-Advisory Agreement review process. The Board members relied upon the advice of counsel, and their own business judgment, in determining the material factors to be considered in evaluating the Advisory Agreement and Sub-Advisory Agreement. In considering the approval, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his approval conclusions with respect to the Advisory Agreement and Sub-Advisory Agreement.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	6/2/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	6/2/26

By (Signature and Title)

/s/ Christine Casares
Christine Casares, Principal Financial Officer/Treasurer

Date	6/2/26